Summary of Derivative Instruments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2014
Interest Rate Cap
Derivative [Line Items]
Fixed interest rate on derivative contracts	5.63%
Derivative term	2015-11-16
Interest Rate Collar Contract
Derivative [Line Items]
Derivative term	through October 15,2022
Minimum | Interest Rate Cap
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.15%
Minimum | Interest rate swaps and caps
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.41%
Minimum | Interest Rate Collar Contract
Derivative [Line Items]
Cap interest rate on derivative contracts	1.30%
Floor interest rate on derivative contracts	0.80%
Maximum | Interest Rate Cap
Derivative [Line Items]
Fixed interest rate on derivative contracts	3.16%
Derivative term	through November 2015
Maximum | Interest rate swaps and caps
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.99%
Derivative term	through July 2023
Maximum | Interest Rate Collar Contract
Derivative [Line Items]
Cap interest rate on derivative contracts	2.18%
Floor interest rate on derivative contracts	1.68%